Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 301,811	$ 292,874	$ 277,555
Accumulated depreciation	(256,600)	(229,785)	(167,672)
Property and equipment, net	45,211	63,089	109,883
Kiosks and components
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	190,202	190,416	186,158
Computers, servers, and software
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	96,352	87,113	73,730
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	4,145	3,991	4,978
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	676	676	876
Leased Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 10,436	$ 10,678	$ 11,813